Fund Summary
Franklin Tax-Free Trust - TF3-08 | Franklin Pennsylvania Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Pennsylvania as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 107 in the Fund's Prospectus and under “Buying and Selling Shares” on page 44 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-08 - Franklin Pennsylvania Tax-Free Income Fund	Class A		Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-08 - Franklin Pennsylvania Tax-Free Income Fund	Class A	Class C	Advisor Class
Management fees	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.10%	0.65%	none
Other expenses	0.07%	0.07%	0.07%
Total annual Fund operating expenses	0.64%	1.19%	0.54%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-08 - Franklin Pennsylvania Tax-Free Income Fund - USD ($)	Class A	Class C	Advisor Class
1 year	$ 488	$ 221	$ 55
3 years	621	378	173
5 years	766	654	301
10 years	$ 1,188	$ 1,442	$ 676

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Pennsylvania Tax-Free Income Fund}	Franklin Tax-Free Trust - TF3-08 Franklin Pennsylvania Tax-Free Income Fund Class C USD ($)
1 Year	$ 121
3 Years	378
5 Years	654
10 Years	$ 1,442

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.04% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Pennsylvania. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories, such as Puerto Rico, Guam and the U.S. Virgin Islands.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Pennsylvania and U.S. Territories

Because the Fund invests predominantly in Pennsylvania municipal securities, events in Pennsylvania are likely to affect the Fund's investments and its performance. As with Pennsylvania municipal securities, events in any of the territories, such as Puerto Rico, Guam and the U.S. Virgin Islands, where the Fund is invested may affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Pennsylvania or U.S. territories.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	6.95%
Worst Quarter:	Q3'08	-5.43%
As of March 31, 2015, the Fund's year-to-date return was 1.20%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Average Annual Total Returns {- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-08 - Franklin Pennsylvania Tax-Free Income Fund	Past 1 year	Past 5 years	Past 10 years
Class A | Return Before Taxes	5.90%	3.80%	3.90%
Class A | Return After Taxes on Distributions	5.90%	3.80%	3.90%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	5.20%	3.87%	3.95%
Class C | Return Before Taxes	9.12%	4.14%	3.78%
Advisor Class | Return Before Taxes	10.72%	4.82%	4.41%
Barclays Municipal Bond Index	9.05%	5.16%	4.74%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.